Debt And Commitments - Schedule of Future Principal Repayments on Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 249
2014	24
2015	31
2016	16
2017	16
Thereafter	25
Total long-term debt	$ 361	$ 197